Distribution Date:	08/12/26	GS Mortgage Securities Trust 2017-GS5
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2017-GS5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13		General	(305) 229-6465
Mortgage Loan Detail (Part 2)	14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Principal Prepayment Detail	15	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	16
			Attention: GSMC 2017-GS5 Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	20				trustadministrationgroup@computershare.com
Modified Loan Detail	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36252HAA9	2.045000%	13,770,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252HAB7	3.218000%	51,316,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36252HAC5	3.409000%	248,000,000.00	31,104,679.87	0.00	88,363.21	0.00	0.00	88,363.21	31,104,679.87	42.88%	30.00%
A-4	36252HAD3	3.674000%	381,598,000.00	381,598,000.00	0.00	1,168,325.88	0.00	0.00	1,168,325.88	381,598,000.00	42.88%	30.00%
A-AB	36252HAE1	3.467000%	28,604,000.00	544,771.71	363,297.47	1,573.94	0.00	0.00	364,871.41	181,474.24	42.88%	30.00%
A-S	36252HAH4	3.826000%	80,078,000.00	80,078,000.00	0.00	255,315.36	0.00	0.00	255,315.36	80,078,000.00	31.80%	22.25%
B	36252HAJ0	4.047000%	72,329,000.00	72,329,000.00	0.00	243,929.55	0.00	0.00	243,929.55	72,329,000.00	21.80%	15.25%
C	36252HAK7	4.299000%	43,914,000.00	43,914,000.00	0.00	157,321.91	0.00	0.00	157,321.91	43,914,000.00	15.72%	11.00%
D	36252HAL5	3.509000%	46,497,000.00	46,497,000.00	0.00	135,964.98	0.00	0.00	135,964.98	46,497,000.00	9.29%	6.50%
E	36252HAQ4	4.728823%	21,957,000.00	21,957,000.00	0.00	35,311.34	0.00	0.00	35,311.34	21,957,000.00	6.25%	4.38%
F	36252HAS0	4.728823%	10,333,000.00	10,333,000.00	0.00	0.00	0.00	0.00	0.00	10,333,000.00	4.82%	3.38%
G*	36252HAU5	4.728823%	34,873,240.00	34,873,240.00	0.00	0.00	0.00	0.00	0.00	34,873,240.00	0.00%	0.00%
Retained	N/A	4.728823%	28,672,425.00	20,069,038.72	10,081.22	72,721.26	0.00	0.00	82,802.48	20,058,957.50	0.00%	0.00%
Interest
R	36252HAW1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,061,941,665.00	743,297,730.30	373,378.69	2,158,827.43	0.00	0.00	2,532,206.12	742,924,351.61

X-A	36252HAF8	1.047087%	803,366,000.00	493,325,451.58	0.00	430,462.04	0.00	0.00	430,462.04	492,962,154.11
X-B	36252HAG6	0.681823%	72,329,000.00	72,329,000.00	0.00	41,096.28	0.00	0.00	41,096.28	72,329,000.00
X-C	36252HAY7	0.429823%	43,914,000.00	43,914,000.00	0.00	15,729.35	0.00	0.00	15,729.35	43,914,000.00
X-D	36252HAN1	1.219823%	46,497,000.00	46,497,000.00	0.00	47,265.07	0.00	0.00	47,265.07	46,497,000.00
Notional SubTotal			966,106,000.00	656,065,451.58	0.00	534,552.74	0.00	0.00	534,552.74	655,702,154.11

Deal Distribution Total					373,378.69	2,693,380.17	0.00	0.00	3,066,758.86

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252HAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252HAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36252HAC5	125.42209625	0.00000000	0.35630327	0.00000000	0.00000000	0.00000000	0.00000000	0.35630327	125.42209625
A-4	36252HAD3	1,000.00000000	0.00000000	3.06166668	0.00000000	0.00000000	0.00000000	0.00000000	3.06166668	1,000.00000000
A-AB	36252HAE1	19.04529821	12.70093239	0.05502517	0.00000000	0.00000000	0.00000000	0.00000000	12.75595756	6.34436582
A-S	36252HAH4	1,000.00000000	0.00000000	3.18833337	0.00000000	0.00000000	0.00000000	0.00000000	3.18833337	1,000.00000000
B	36252HAJ0	1,000.00000000	0.00000000	3.37249997	0.00000000	0.00000000	0.00000000	0.00000000	3.37249997	1,000.00000000
C	36252HAK7	1,000.00000000	0.00000000	3.58250011	0.00000000	0.00000000	0.00000000	0.00000000	3.58250011	1,000.00000000
D	36252HAL5	1,000.00000000	0.00000000	2.92416672	0.00000000	0.00000000	0.00000000	0.00000000	2.92416672	1,000.00000000
E	36252HAQ4	1,000.00000000	0.00000000	1.60820422	2.33248121	19.24106208	0.00000000	0.00000000	1.60820422	1,000.00000000
F	36252HAS0	1,000.00000000	0.00000000	0.00000000	3.94068518	56.16896545	0.00000000	0.00000000	0.00000000	1,000.00000000
G	36252HAU5	1,000.00000000	0.00000000	0.00000000	3.94068547	127.11526575	0.00000000	0.00000000	0.00000000	1,000.00000000
Retained	N/A	699.94214720	0.35159984	2.53627867	0.22197285	5.26091602	0.00000000	0.00000000	2.88787851	699.59054736
Interest
R	36252HAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252HAF8	614.07310190	0.00000000	0.53582307	0.00000000	0.00000000	0.00000000	0.00000000	0.53582307	613.62088277
X-B	36252HAG6	1,000.00000000	0.00000000	0.56818538	0.00000000	0.00000000	0.00000000	0.00000000	0.56818538	1,000.00000000
X-C	36252HAY7	1,000.00000000	0.00000000	0.35818532	0.00000000	0.00000000	0.00000000	0.00000000	0.35818532	1,000.00000000
X-D	36252HAN1	1,000.00000000	0.00000000	1.01651870	0.00000000	0.00000000	0.00000000	0.00000000	1.01651870	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	88,363.21	0.00	88,363.21	0.00	0.00	0.00	88,363.21	0.00
A-4	07/01/26 - 07/30/26	30	0.00	1,168,325.88	0.00	1,168,325.88	0.00	0.00	0.00	1,168,325.88	0.00
A-AB	07/01/26 - 07/30/26	30	0.00	1,573.94	0.00	1,573.94	0.00	0.00	0.00	1,573.94	0.00
X-A	07/01/26 - 07/30/26	30	0.00	430,462.04	0.00	430,462.04	0.00	0.00	0.00	430,462.04	0.00
X-B	07/01/26 - 07/30/26	30	0.00	41,096.28	0.00	41,096.28	0.00	0.00	0.00	41,096.28	0.00
A-S	07/01/26 - 07/30/26	30	0.00	255,315.36	0.00	255,315.36	0.00	0.00	0.00	255,315.36	0.00
B	07/01/26 - 07/30/26	30	0.00	243,929.55	0.00	243,929.55	0.00	0.00	0.00	243,929.55	0.00
C	07/01/26 - 07/30/26	30	0.00	157,321.91	0.00	157,321.91	0.00	0.00	0.00	157,321.91	0.00
X-C	07/01/26 - 07/30/26	30	0.00	15,729.35	0.00	15,729.35	0.00	0.00	0.00	15,729.35	0.00
D	07/01/26 - 07/30/26	30	0.00	135,964.98	0.00	135,964.98	0.00	0.00	0.00	135,964.98	0.00
X-D	07/01/26 - 07/30/26	30	0.00	47,265.07	0.00	47,265.07	0.00	0.00	0.00	47,265.07	0.00
E	07/01/26 - 07/30/26	30	369,804.42	86,525.63	0.00	86,525.63	51,214.29	0.00	0.00	35,311.34	422,476.00
F	07/01/26 - 07/30/26	30	537,556.48	40,719.10	0.00	40,719.10	40,719.10	0.00	0.00	0.00	580,393.92
G	07/01/26 - 07/30/26	30	4,278,635.94	137,424.47	0.00	137,424.47	137,424.47	0.00	0.00	0.00	4,432,921.17
Retained
	07/01/26 - 07/30/26	30	143,911.61	79,085.77	0.00	79,085.77	6,364.50	0.00	0.00	72,721.26	150,843.22
Interest
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			5,329,908.45	2,929,102.54	0.00	2,929,102.54	235,722.36	0.00	0.00	2,693,380.17	5,586,634.31

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	3,066,758.86
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,943,103.39	Master Servicing Fee	6,859.50
Interest Reductions due to Nonrecoverability Determination	(180,383.43)	Certificate Administrator Fee	3,923.58
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	320.03
ARD Interest	0.00	Operating Advisor Fee	1,664.16
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	160.02
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,762,719.96	Total Fees	12,927.29

Principal		Expenses/Reimbursements
Scheduled Principal	373,378.69	Reimbursement for Interest on Advances	788.89
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	55,623.61
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	373,378.69	Total Expenses/Reimbursements	56,412.50

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,693,380.17
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	373,378.69
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,066,758.86
Total Funds Collected	3,136,098.65	Total Funds Distributed	3,136,098.65

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	743,297,730.54	743,297,730.54	Beginning Certificate Balance	743,297,730.30
(-) Scheduled Principal Collections	373,378.69	373,378.69	(-) Principal Distributions	373,378.69
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	742,924,351.85	742,924,351.85	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	743,972,051.09	743,972,051.09	Ending Certificate Balance	742,924,351.61
Ending Actual Collateral Balance	743,500,337.93	743,500,337.93

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.24)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.24)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.73%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	73,766,025.39	9.93%	5	4.8134	NAP	Defeased	3	73,766,025.39	9.93%	5	4.8134	NAP
10,000,000 or less	6	32,425,656.61	4.36%	5	4.9261	2.033056	1.40 or less	7	176,699,557.67	23.78%	5	4.8319	(0.151452)
10,000,001 to 20,000,000	4	54,772,510.19	7.37%	5	5.1250	1.015816	1.41-1.50	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	2	52,500,000.00	7.07%	6	4.5384	1.003333	1.51-1.60	3	133,714,718.16	18.00%	6	4.6151	1.527477
30,000,001 to 40,000,000	1	33,500,000.00	4.51%	6	4.9780	2.040000	1.61-1.70	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	1	48,000,000.00	6.46%	6	4.1990	2.740000	1.71-2.00	3	150,902,317.31	20.31%	7	4.5442	1.816119
50,000,001 to 60,000,000	3	161,839,829.47	21.78%	5	4.6728	0.321475	2.01-2.20	1	33,500,000.00	4.51%	6	4.9780	2.040000
60,000,001 to 80,000,000	3	203,620,330.19	27.41%	6	4.4559	2.845353	2.21-3.00	6	101,841,733.32	13.71%	6	4.4333	2.687160
80,000,001 or greater	1	82,500,000.00	11.10%	7	4.2460	1.860000	3.01 or greater	1	72,500,000.00	9.76%	5	3.9450	5.040000
Totals	24	742,924,351.85	100.00%	6	4.5980	1.728862	Totals	24	742,924,351.85	100.00%	6	4.5980	1.728862
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	73,766,025.39	9.93%	5	4.8134	NAP
							Defeased	3	73,766,025.39	9.93%	5	4.8134	NAP
California	4	33,481,860.90	4.51%	6	4.9783	0.737646
							Industrial	4	108,643,591.25	14.62%	6	4.9359	1.909585
Colorado	2	110,622,561.00	14.89%	5	4.7723	(0.233432)
							Lodging	1	12,274,089.50	1.65%	5	5.2460	0.880000
Florida	2	16,774,089.50	2.26%	5	5.0486	1.354839
							Mixed Use	3	159,622,561.00	21.49%	5	4.5114	2.232906
Maryland	2	86,523,261.06	11.65%	5	4.1309	4.587811
							Office	7	280,976,965.53	37.82%	6	4.3739	1.441308
Massachusetts	1	6,600,000.00	0.89%	5	4.8200	2.890000
							Retail	7	107,641,119.18	14.49%	6	4.7487	1.665575
New York	2	97,500,000.00	13.12%	6	4.6497	0.913590
							Totals	25	742,924,351.85	100.00%	6	4.5980	1.728862
North Carolina	1	33,500,000.00	4.51%	6	4.9780	2.040000

Pennsylvania	1	3,821,505.65	0.51%	4	5.3130	0.920000

Tennessee	1	34,819,502.65	4.69%	7	4.8770	1.760000

Texas	4	138,015,545.70	18.58%	6	4.5190	1.997280

Virginia	1	25,000,000.00	3.37%	7	4.3260	2.800000

Washington, DC	1	82,500,000.00	11.10%	7	4.2460	1.860000

Totals	25	742,924,351.85	100.00%	6	4.5980	1.728862

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	73,766,025.39	9.93%	5	4.8134	NAP	Defeased	3	73,766,025.39	9.93%	5	4.8134	NAP
	3.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.500%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	1	72,500,000.00	9.76%	5	3.9450	5.040000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	5	257,717,268.47	34.69%	6	4.3158	1.546851	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	9	229,420,203.97	30.88%	6	4.7931	1.340984	49 months or greater	21	669,158,326.46	90.07%	6	4.5742	1.731946
	5.001% to 5.250%	5	105,699,348.37	14.23%	5	5.1342	0.792165	Totals	24	742,924,351.85	100.00%	6	4.5980	1.728862
	5.251% or greater	1	3,821,505.65	0.51%	4	5.3130	0.920000
	Totals	24	742,924,351.85	100.00%	6	4.5980	1.728862
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	73,766,025.39	9.93%	5	4.8134	NAP	Defeased	3	73,766,025.39	9.93%	5	4.8134	NAP
	113 months or less	21	669,158,326.46	90.07%	6	4.5742	1.731946	Interest Only	11	480,722,561.00	64.71%	6	4.4644	1.836738
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	353 months or less	10	188,435,765.46	25.36%	6	4.8544	1.464611
	Totals	24	742,924,351.85	100.00%	6	4.5980	1.728862	354 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Other	0	0.00	0.00%	0	0.0000	0.000000
								Totals	24	742,924,351.85	100.00%	6	4.5980	1.728862
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	73,766,025.39	9.93%	5	4.8134	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	21	669,158,326.46	90.07%	6	4.5742	1.731946
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	24	742,924,351.85	100.00%	6	4.5980	1.728862
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	30312184	OF	Washington	DC	Actual/360	4.246%	301,642.92	0.00	0.00	N/A	03/06/27	--	82,500,000.00	82,500,000.00	07/06/26
4	30312187	MU	Rockville	MD	Actual/360	3.945%	246,288.54	0.00	0.00	N/A	01/06/27	--	72,500,000.00	72,500,000.00	07/06/26
5	30312189	RT	New York	NY	Actual/360	4.617%	278,332.64	0.00	0.00	N/A	02/06/27	--	70,000,000.00	70,000,000.00	08/06/26
6	30312190	IN	Various	Various	Actual/360	4.877%	257,063.14	90,441.76	0.00	N/A	03/06/27	--	61,210,771.95	61,120,330.19	08/06/26
7	30312191	MU	Denver	CO	Actual/360	5.098%	261,765.40	0.00	0.00	N/A	01/06/27	--	59,622,561.00	59,622,561.00	07/06/26
8	30312192	OF	Plano	TX	Actual/360	4.458%	196,980.98	95,450.86	0.00	N/A	01/06/27	--	51,312,719.33	51,217,268.47	08/06/26
9	30312194	OF	Denver	CO	Actual/360	4.391%	192,838.08	0.00	0.00	N/A	01/06/27	--	51,000,000.00	51,000,000.00	08/06/26
10	30312195	OF	Houston	TX	Actual/360	4.199%	173,558.67	0.00	0.00	N/A	02/06/27	--	48,000,000.00	48,000,000.00	08/06/26
11	30312196	RT	Clifton	NJ	Actual/360	4.436%	168,820.06	0.00	0.00	N/A	01/06/27	--	44,200,000.00	44,200,000.00	08/06/26
13	30312180	IN	Lincolnton	NC	Actual/360	4.978%	143,601.47	0.00	0.00	N/A	02/06/27	--	33,500,000.00	33,500,000.00	08/06/26
15	30312197	MU	Richmond	VA	Actual/360	5.470%	114,120.01	44,334.28	0.00	N/A	01/06/27	--	24,227,872.26	24,183,537.98	08/06/26
16	30312198	MU	New York	NY	Actual/360	4.731%	0.00	0.00	0.00	N/A	01/06/27	--	27,500,000.00	27,500,000.00	05/06/24
17	30312199	OF	Arlington	VA	Actual/360	4.326%	93,129.17	0.00	0.00	N/A	03/05/27	--	25,000,000.00	25,000,000.00	08/06/26
19	30312202	OF	San Francisco	CA	Actual/360	4.967%	0.00	0.00	0.00	N/A	01/06/27	--	15,977,709.94	15,977,709.94	02/06/24
20	30312203	IN	Upper Marlboro	MD	Actual/360	5.092%	61,608.83	27,354.33	0.00	N/A	01/06/27	--	14,050,615.39	14,023,261.06	08/06/26
21	30312204	LO	Fort Walton Beach	FL	Actual/360	5.246%	55,628.50	40,213.38	0.00	N/A	01/06/27	--	12,314,302.88	12,274,089.50	08/06/26
22	30312183	RT	Cedar Hill	TX	Actual/360	5.245%	56,543.65	21,825.31	0.00	N/A	02/05/27	--	12,519,275.00	12,497,449.69	08/06/26
25	30312207	OF	Lancaster	CA	Actual/360	5.128%	32,264.69	23,984.92	0.00	N/A	02/05/27	--	7,305,972.04	7,281,987.12	08/06/26
26	30312208	RT	Citrus Heights	CA	Actual/360	4.874%	27,337.08	9,703.25	0.00	N/A	02/05/27	--	6,513,394.83	6,503,691.58	08/06/26
27	30312209	RT	Braintree	MA	Actual/360	4.820%	27,393.67	0.00	0.00	N/A	01/06/27	--	6,600,000.00	6,600,000.00	08/06/26
28	30312210	RT	Kennesaw	GA	Actual/360	4.966%	23,050.75	7,889.63	0.00	N/A	02/05/27	--	5,390,377.04	5,382,487.41	08/06/26
30	30312212	RT	Fort Lauderdale	FL	Actual/360	4.510%	17,476.25	0.00	0.00	N/A	01/06/27	--	4,500,000.00	4,500,000.00	08/06/26
31	30312213	RT	Tarentum	PA	Actual/360	5.313%	17,514.25	6,676.63	0.00	N/A	12/04/26	--	3,828,182.28	3,821,505.65	08/06/26
32	30312214	RT	Santa Paula	CA	Actual/360	4.915%	15,761.21	5,504.34	0.00	N/A	02/05/27	--	3,723,976.60	3,718,472.26	08/06/26
Totals							2,762,719.96	373,378.69	0.00				743,297,730.54	742,924,351.85
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	20,240,987.04	0.00	--	--	--	0.00	0.00	301,287.71	301,287.71	0.00	0.00
4	28,108,705.23	7,101,755.19	01/01/26	03/31/26	--	0.00	0.00	245,976.39	245,976.39	0.00	0.00
5	6,373,360.77	1,254,610.25	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,046,564.56	2,030,379.83	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	25,760.10	176,122.00	01/01/26	03/31/26	--	0.00	0.00	261,508.69	261,508.69	0.00	0.00
8	9,592,814.11	2,475,120.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	(3,684,914.70)	(295,718.43)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,581,351.20	1,538,951.80	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	3,737,143.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	(699,028.97)	0.00	--	--	08/06/26	16,328,935.99	471,745.32	(816.51)	951,970.97	1,998,888.58	0.00
17	24,695,636.85	25,858,846.28	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	(24,242.93)	0.00	--	--	02/06/26	6,911,985.94	873,873.24	(611.98)	922,439.03	381,889.27	0.00
20	2,554,776.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,075,581.58	302,582.49	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,474,073.18	1,583,989.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	870,715.53	1,240,008.98	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	604,523.96	602,580.25	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	938,266.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	560,160.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	307,797.61	279,706.88	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	671,414.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	107,051,446.34	44,148,935.26				23,240,921.93	1,345,618.56	807,344.30	2,683,182.79	2,380,777.85	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

							Historical Detail

						Delinquencies¹							Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	# Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	0	0.00	0	0.00	2	43,477,709.94	0 0.00	2	43,477,709.94 0		0.00 0		0.00	0	0.00	4.597980%	4.576110%	6
07/10/26	0	0.00	0	0.00	2	43,477,709.94	0 0.00	2	43,477,709.94	0	0.00	0	0.00	3	132,174,739.78	4.598154%	4.576280%	7
06/12/26	0	0.00	0	0.00	2	43,477,709.94	0 0.00	2	43,477,709.94	0	0.00	0	0.00	3	48,148,857.56	4.481889%	4.461158%	7
05/12/26	0	0.00	0	0.00	2	43,477,709.94	0 0.00	2	43,477,709.94	0	0.00	0	0.00	0	0.00	4.444124%	4.423857%	8
04/10/26	0	0.00	0	0.00	2	43,477,709.94	0 0.00	2	43,477,709.94	0	0.00	0	0.00	0	0.00	4.444230%	4.423960%	9
03/12/26	0	0.00	0	0.00	2	43,477,709.94	0 0.00	2	43,477,709.94	0	0.00	0	0.00	0	0.00	4.444324%	4.424051%	10
02/12/26	0	0.00	0	0.00	2	43,477,709.94	0 0.00	2	43,477,709.94	0	0.00	0	0.00	0	0.00	4.444453%	4.424177%	11
01/12/26	0	0.00	0	0.00	2	43,477,709.94	0 0.00	1	15,977,709.94	0	0.00	0	0.00	0	0.00	4.444545%	4.424266%	12
12/12/25	0	0.00	0	0.00	2	43,477,709.94	0 0.00	1	15,977,709.94	0	0.00	0	0.00	0	0.00	4.444636%	4.424355%	13
11/13/25	0	0.00	0	0.00	2	43,477,709.94	0 0.00	1	15,977,709.94	0	0.00	0	0.00	0	0.00	4.444738%	4.424454%	14
10/10/25	2	110,622,561.00	0	0.00	2	43,477,709.94	0 0.00	1	15,977,709.94	0	0.00	0	0.00	0	0.00	4.444828%	4.424542%	15
09/12/25	0	0.00	0	0.00	2	43,477,709.94	0 0.00	1	15,977,709.94	1	51,000,000.00	0	0.00	0	0.00	4.444929%	4.424640%	16
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	30312184	07/06/26	0	A	301,287.71	301,287.71	0.00	82,500,000.00	05/16/24	98
4	30312187	07/06/26	0	A	245,976.39	245,976.39	1,473.00	72,500,000.00	03/31/26	98
7	30312191	07/06/26	0	A	261,508.69	261,508.69	68,559.68	59,622,561.00	12/13/21	98
16	30312198	05/06/24	26	6	(816.51)	951,970.97	2,637,724.86	27,500,000.00	01/29/24	7			01/28/26
19	30312202	02/06/24	29	6	(611.98)	922,439.03	512,104.40	16,553,696.02	08/08/23	2			07/25/24
Totals					807,344.30	2,683,182.79	3,219,861.94	258,676,257.02
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		574,304,022	530,826,312	0		43,477,710
7 - 12 Months		168,620,330	168,620,330	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	742,924,352	699,446,642	0	0	0	43,477,710
Jul-26	743,297,731	699,820,021	0	0	0	43,477,710
Jun-26	875,959,704	832,481,994	0	0	0	43,477,710
May-26	947,000,900	903,523,190	0	0	0	43,477,710
Apr-26	947,514,951	904,037,241	0	0	0	43,477,710
Mar-26	947,996,153	904,518,443	0	0	0	43,477,710
Feb-26	948,568,657	905,090,947	0	0	0	43,477,710
Jan-26	949,045,870	905,568,160	0	0	27,500,000	15,977,710
Dec-25	949,521,293	906,043,583	0	0	27,500,000	15,977,710
Nov-25	950,026,146	906,548,436	0	0	27,500,000	15,977,710
Oct-25	950,497,883	796,397,612	110,622,561	0	27,500,000	15,977,710
Sep-25	950,999,182	907,521,472	0	0	27,500,000	15,977,710
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30312184	82,500,000.00	82,500,000.00	404,000,000.00	12/14/16	19,445,594.04	1.86000	12/31/25	03/06/27	I/O
4	30312187	72,500,000.00	72,500,000.00	345,500,000.00	12/01/16	6,992,604.44	5.04000	03/31/26	01/06/27	I/O
7	30312191	59,622,561.00	59,622,561.00	95,500,000.00	11/10/16	106,983.25	0.14000	03/31/26	01/06/27	I/O
16	30312198	27,500,000.00	27,500,000.00	19,500,000.00	10/16/25	(835,321.97)	(0.63000)	09/30/25	01/06/27	I/O
19	30312202	15,977,709.94	16,553,696.02	12,900,000.00	12/15/25	(503,041.55)	(0.42000)	12/31/25	01/06/27	244
Totals		258,100,270.94	258,676,257.02	877,400,000.00		25,206,818.21

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	30312184	OF	DC	05/16/24	98

8/6/2026 - Commodity Futures Trading Commission (CFTC) exercised its one year extension option and will remain through 9/30/2027. CFTC and the Borrower still intend on negotiating an additional 5 year extension but CFTC indicated it may

	not begin l ease negotiations until the fall. For the 3 months ending 3/31/26 the property is 72.7% occupied with a NOI of $2,375,189. The Loan remains on cash management is current as of 7/1/2026.

4	30312187	MU	MD	03/31/26	98

8/6/2026 - Borrower has not made any formal restructuring proposal and is considering its options in light of the lease expiration of Human Genome Sciences, Inc., which occurred in 5/2026, however, Borrower has remained current on debt

	service payments and Special Servicer and the Borrower parties are discussing potential leasing opportunities for the Property.

7	30312191	MU	CO	12/13/21	98

8/6/2026 - The Loan remains current through the July 2026 payment. As of March 31, 2026, the Property was 36% occupied. Discussions regarding a potential forbearance and/or loan modification in advance of the Loan''s January 6, 2027

	maturity did no t materialize. The Borrower remains non-compliant with the Cash Management requirements.

16	30312198	MU	NY	01/29/24	7

"8/6/2026 - The Loan transferred to Special Servicing following the filing of a lis pendens against the Property. Additionally, the Loan is in payment default, among other non-monetary defaults. A receiver was appointed on 9/16/2024. The Special

	Servicer acquired title via foreclosure sale on 1/28/26, The receivership is scheduled to be discharged on 8/11/26.
	Per the June 2026 rent roll, the property is 25% occupied by 3 tenants with a 2+ year WALT. Final disposition is projected by Q4 2026."

19	30312202	OF	CA	08/08/23	2

10/7/2024 - Loan transferred to special servicing in August 2023 and a pre-negotiation letter was sent to Borrower and subsequently executed. Borrower requested to turn keys over to lender and a foreclosure was finalized in September 2024.

	SS is expecting to pursue a lease-up strategy prior to disposition in an effort to capture tenant demand within the submarket.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30311499	0.00	3.97400%	0.00	3.97400%	8	10/06/22	10/06/22	11/03/22
3	30311499	0.00	3.97400%	0.00	3.97400%	8	12/21/22	12/06/22	01/06/23
3	30311499	0.00	3.97400%	0.00	3.97400%	8	02/02/23	01/06/23	02/02/23
3	30311499	0.00	3.97400%	0.00	3.97400%	8	06/29/23	06/06/23	07/06/23
3	30311499	0.00	3.97400%	0.00	3.97400%	8	07/13/23	07/06/23	07/18/23
3	30311499	0.00	3.97400%	0.00	3.97400%	8	08/01/23	08/06/23	08/07/23
3	30311499	0.00	3.97400%	0.00	3.97400%	8	02/23/24	02/06/24	03/04/24
3	30311499	0.00	3.97400%	0.00	3.97400%	8	07/11/24	07/06/24	07/25/24
3	30311499	0.00	3.97400%	0.00	3.97400%	8	12/05/24	12/06/24	01/02/25
3	30311499	0.00	3.97400%	0.00	3.97400%	8	01/03/25	01/06/25	01/22/25
9	30312194	0.00	4.39100%	0.00	4.39100%	8	08/29/25	08/29/25	09/08/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	17,760.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	15,607.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	769.47	0.00	0.00	0.00
7	0.00	0.00	12,835.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	5,920.14	0.00	0.00	0.00	0.00	112,044.55	0.00	0.00	0.00	0.00
19	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	68,338.88	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	19.42	0.00	0.00	0.00
Total	0.00	0.00	55,623.61	0.00	0.00	0.00	0.00	180,383.43	788.89	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		236,795.93

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Supplemental Notes
None

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